Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38820
Entity Registrant Name	Futu Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	34/F, United Centre
Entity Address, Address Line Two	95 Queensway
Entity Address, Address Line Three	Admiralty
Entity Address, City or Town	Hong Kong S.A.R
Entity Address, Country	CN
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Financial Statement Error Correction	true
Document Financial Statement Restatement Recovery Analysis	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001754581
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shenzhen, the People’s Republic of China
Auditor Firm ID	1424
Class A ordinary shares
Document and Entity Information
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share*
Entity Common Stock, Shares Outstanding	757,568,594
No Trading Symbol Flag	true
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	355,552,051
ADS
Document and Entity Information
Security Exchange Name	NASDAQ
Trading Symbol	FUTU
Title of 12(b) Security	American depositary shares (one American depositary share representing eight Class A ordinary shares, par value US$0.00001 per share)
Business Contact
Document and Entity Information
Entity Address, Address Line One	34/F, United Centre
Entity Address, Address Line Two	95 Queensway
Entity Address, Address Line Three	Admiralty
Entity Address, City or Town	Hong Kong S.A.R
Entity Address, Country	CN
Contact Personnel Name	Arthur Yu Chen
Contact Personnel Email Address	ir@futuholdings.com
City Area Code	852
Local Phone Number	2523-3588